Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Other Non Current Liabilities [Abstract]
Summary of Other Liabilities
As at	September 30, 2020	December 31, 2019
Employee Long-Term Incentives	22	103
Pension and Other Post-Employment Benefit Plan	84	73
Other	23	19
	129	195